Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 5,011,329	$ 5,550,882
Loss on impairment of intangibles & goodwill		4,298,002	7,510,000	$ 412,450
Goodwill impairment loss			6,710,200
Asset Impairment Charges	$ 817,000
Finite-Lived Intangible Assets, Net		12,569,165	17,681,874
Software development costs		35,905,923	35,259,473
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Software development costs		476,850	476,850
Tin Bu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	1,600,000		5,650,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	1,900,000		1,060,000.00
Technology-Based Intangible Assets [Member] | Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Loss on impairment of intangibles & goodwill			312,000
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	547,000	262,231	994,075
Software development costs		2,577,000	2,550,000
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	119,000	517,233	792,795
Software development costs		3,254,800	3,050,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 150,000	34,167	343,611
Software development costs		$ 1,352,200	1,350,000
Tin Bu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off			5,650,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off			1,060,200
Impairment of intangible asset			799,800
Global Gaming Enterprises, Inc. [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset			488,300
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset			$ 311,500